Current and Deferred Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of Income Tax Expense Benefit [Line Items]
Current					$ 1,065	$ 0	$ 233
Deferred income taxes			1,284	852	(3,457)	945	(444)
Provision for (benefit from) income taxes	$ 555	$ 100	$ 1,284	$ 449	$ (2,392)	$ 945	$ (211)